SUPPLEMENT DATED FEBRUARY 26, 2010
TO

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

AND PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY FOCUS II, FUTURITY SELECT FOUR, FUTURITY ACCOLADE,
FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM, AND FUTURITY SELECT SEVEN

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Effective April 30, 2010, each portfolio of the AIM Variable Insurance Funds will change their name as follows:

Current Name	New Name

AIM V.I. Capital Appreciation Fund	Invesco V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund	Invesco V.I. Core Equity Fund
AIM V.I. Dynamics Fund	Invesco V.I. Dynamics Fund
AIM V.I. International Growth Fund	Invesco V.I. International Growth Fund
AIM V.I. Small Cap Equity Fund	Invesco V.I. Small Cap Equity Fund

The name of AIM Variable Insurance Funds will also be changing to: AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Please retain this supplement with your prospectus for future reference.

SLUS Futurity II, Futurity III, Focus II, Accolade, Selects                                                                                                                                          2/10